Segment information (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 498,325	$ 141,570		₪ 454,213	₪ 454,094
Customer One [Member]
Disclosure of operating segments [line items]
Revenue	₪ 64,950			₪ 60,701	₪ 64,582

[1]	Convenience Translation into US Dollars.